Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal amount		€ 2,988.3	€ 3,277.6
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount		2,976.6	3,212.5
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	€ 11.7	€ 65.1

[1]	The fair value of the interest rate swaps excludes accrued interest.